ALLOWANCE FOR LOAN LOSSES (Schedule of Changes in the Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1	$ 618	$ 548	$ 468
Add: (Credit) provision for loan losses	(53)	70	80
Less: Loans charged off
ALLL balance at June 30	$ 565	$ 618	$ 548